Investment securities - Maturities (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 75,326	$ 76,465
Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	16,869
Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	41,165
Over 5 Years to 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	12,383
Over 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	4,467
No Specific Maturity
Maturities and weighted average yield of the Group's investment securities
Investment securities	442
Government and semi-government debt securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 57,802
Weighted average yield	2.40%
Government and semi-government debt securities | Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 14,031
Weighted average yield	1.90%
Government and semi-government debt securities | Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 27,253
Weighted average yield	2.10%
Government and semi-government debt securities | Over 5 Years to 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 12,051
Weighted average yield	2.50%
Government and semi-government debt securities | Over 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 4,467
Weighted average yield	4.80%
Other debt securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 17,082
Weighted average yield	4.40%
Other debt securities | Up to 1 year
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 2,838
Weighted average yield	3.90%
Other debt securities | Over 1 year to 5 years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 13,912
Weighted average yield	4.50%
Other debt securities | Over 5 Years to 10 Years
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 332
Weighted average yield	4.80%
Equity securities
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 442
Equity securities | No Specific Maturity
Maturities and weighted average yield of the Group's investment securities
Investment securities	$ 442